Business Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Text Block]
Note 12.  Business Segment Information

Management views the Company as operating in two major business segments, the Power and Energy Group and All Other operations. We also have Corporate expenses which are not allocated to the business segments.

The Power and Energy Group develops, produces, and sells nano-structured lithium titanate spinel, battery cells, battery modules, battery packs, and battery systems. The All Others group consists of the remaining portions of the previous Life Sciences and Performance Materials groups.  Management completed a thorough review of operations and strategies in 2008 and determined that it was in the best interests of the shareholders for the Company to focus primarily on the Power and Energy Group.  As a result of this assessment resources devoted to the Performance Materials Group and Life Sciences Group were considerably reduced and no new development is being pursued in those areas by the Company.  For all years presented, the activity relating to the Performance Materials and Life Sciences divisions have been reclassified into All Other operations.

Corporate assets consist primarily of cash, short term investments, and long-lived assets.  Since the Power and Energy Group has not yet reached cash flow break-even, cash funding is provided at the corporate level.  The long-lived assets primarily consist of the corporate headquarters building, building improvements, and land.  As such, these assets are reported at the corporate level and are not allocated to the business segments.

Corporate expenses include overall company support costs as follows:  research and development expenses; general and administrative expenses; and depreciation and amortization of the Reno headquarters building and improvements.

The accounting policies of these business segments are the same as described in Note 2 to the unaudited consolidated financial statements.  Reportable segment data reconciled to the consolidated financial statements as of three and nine-month periods ended September 30, 2011 and September 30, 2010 is as follows:

In thousands of dollars:
			Depreciation
		Loss (Gain)	and
Three Months:	Net Sales	From Operations	Amortization	Assets
September 30, 2011
Power & Energy Group	$795	$2,343	$150	$12,087
All Other	60	(40)	19	424
Corporate	-	3,570	90	59,079
Consolidated Total	$855	$5,873	$259	$71,590

September 30, 2010
Power & Energy Group	$1,617	$1,886	$395	$13,552
All Other	412	(25)	19	1,093
Corporate	-	3,420	104	15,909
Consolidated Total	$2,029	$5,281	$518	$30,554

			Depreciation
		Loss (Gain)	and
Nine Months:	Net Sales	From Operations	Amortization	Assets
September 30, 2011
Power & Energy Group	$3,219	$8,588	$673	$12,087
All Other	663	(33)	57	424
Corporate	-	6,254	283	59,079
Consolidated Total	$3,882	$14,809	$1,013	$71,590

September 30, 2010
Power & Energy Group	$3,545	$4,363	$1,021	$13,552
All Other	1,176	(95)	202	1,093
Corporate	-	12,005	227	15,909
Consolidated Total	$4,721	$16,273	$1,450	$30,554

In the table above, corporate expense in the Loss from Operations column includes such expenses as business consulting, general legal expense, accounting and audit, general insurance expense, stock-based compensation expense, shareholder information expense, investor relations, and general office expense.

Additions to long-lived assets in the nine months ending September 30, 2011 consisted of $388,000 for additional LTO production capacity in the Power and Energy Group.  During the nine months ended September 30, 2010, long-lived asset additions consisted of $89,000 for Corporate and $871,000 primarily for battery manufacturing equipment for the Power and Energy Group.

For the nine months ended September 30, 2011, we had sales to the following major customers, each of which accounted for 10% or more of revenues. Total sales to these customers for the nine months ended September 30, 2011 and the balance of their accounts receivable at September, 2011 were as follows:

In thousands of dollars:
	Sales	Accounts
	Nine Months Ended	Receivable Balance at
Customer	September 30, 2011	September 30, 2011
Power and Energy Group:
Yintong Energy (YTE)	$1,779	$-
Proterra, LLC	$1,045	$6

All Other Division:	$-	$-

For the nine months ended September 30, 2010, we had sales to three major customers, each of which accounted for 10% or more of revenues. Total sales to these customers for the nine months ended September 30, 2010 and the balance of their accounts receivable at September 30, 2010 were as follows:

In thousands of dollars:
	Sales	Accounts
	Nine Months Ended	Receivable Balance at
Customer	September 30, 2010	September 30, 2010
Power and Energy Group:
Office of Naval Research	$2,064	$96
Proterra LLC	$1,131	$302

All Other Division:
US Army RDECOM	$1,047	$133

Revenues for the nine-month periods ended September 30, 2011, and 2010 by geographic area were as follows:

	Sales	Sales
	Nine Months Ended	Nine Months Ended
Geographic information (a):	September 30, 2011	September 30, 2010

United States	$1,861	$4,720
China	1,779	-
Other foreign countries	242	1
Total	$3,882	$4,721

(a) Revenues are attributed to countries based on location of customer.

18.	BUSINESS SEGMENT INFORMATION

Management views the Company as operating in two major business segments:  Power and Energy Group, and All Other operations.

The Power and Energy Group develops, produces, and sells nano-structured lithium titanate spinel, battery cells, battery packs, multi-megawatt battery systems and provides related design and test services.  The All Others group consists of the remaining portions of the previous Life Sciences and Performance Materials groups.  Management completed a thorough review of operations and strategies and determined that it was in the best interests of the shareholders for the Company to focus primarily on the Power and Energy Group.  As a result of this assessment resources devoted to the Performance Materials Group and Life Sciences Group were considerably reduced and no new significant development is being pursued in those areas by the Company.  For all years presented, the activity relating to the Performance Materials and Life Sciences divisions have been reclassified into All Other.

Corporate assets consist primarily of cash, short term investments, and long-lived assets.  Since none of the business units has reached cash flow break-even, cash funding is provided at the corporate level to the business units.  The long-lived assets primarily consist of the corporate headquarters building, building improvements, and land.  As such, these assets are reported at the corporate level and are not allocated to the business segments.

Corporate expenses include overall company support costs as follows:  research and development expenses; sales and marketing expense; general and administrative expenses; and depreciation & amortization of the Reno headquarters building improvements.

The accounting policies of these business segments are the same as described in Note 2 to the consolidated financial statements.  Reportable segment data reconciled to the consolidated financial statements as of and for the fiscal years ended December 31, 2010, 2009 and 2008 is as follows:

In thousands of dollars:

		Loss	Depreciation and
	Net Sales	From Operations	Amortization	Assets
2010:
Power & Energy Group	$6,156	$6,067	$1,349	$19,979
All Other	1,674	110	216	718
Corporate	-	14,274	331	3,564
Consolidated Total	$7,830	$20,451	$1,896	$24,260

2009:
Power & Energy Group	$3,249	$7,382	$1,320	$11,574
All Other	1,122	(375)	531	3,269
Corporate	-	13,789	184	25,474
Consolidated Total	$4,371	$20,796	$2,035	$40,317

2008:
Power & Energy Group	$4,075	$5,958	$1,281	$4,207
All Other	1,651	2,804	628	9,728
Corporate	-	20,459	167	34,136
Consolidated Total	$5,726	$29,221	$2,076	$48,071

In the table above, corporate expense in the Loss from Operations column includes such expenses as business consulting, general legal expense, accounting and audit, general insurance expense, stock-based compensation expense, shareholder information expense, investor relations, and general office expense.

Additions to long-lived assets in 2010 consisted of $138,000 for Corporate and $1,007,000 for the Power and Energy Group. In 2009 long-lived asset additions consisted of $211,000 for Corporate and $579,000 for the Power and Energy Group.

For the year ended December 31, 2010, we had sales to 3 major customers, each of which accounted for 10% or more of revenues.  Total sales to these customers for the year ended December 31, 2010 and the balance of their accounts receivable at December 31, 2010 were as follows:

In thousands of dollars:

	Sales - Year Ended	Accounts Receivable at
Customer	December 31, 2010	December 31, 2010
Power and Energy Group:
Office of Naval Research	$2,559	$44
Proterra, LLC	$2,668	$359

All Other Division:
US Army RDECOM	$1,320	$93

For the year ended December 31, 2009, we had sales to 4 major customers, each of which accounted for 10% or more of revenues.  Total sales to these customers for the year ended December 31, 2009 and the balance of their accounts receivable at December 31, 2009 were as follows:

In thousands of dollars:

	Sales - Year Ended	Accounts Receivable at
Customer	December 31, 2009	December 31, 2009
Power and Energy Group:
Office of Naval Research	$1,198	$382
Proterra, LLC	$635	$117
BAE Systems	$482	$-

All Other Division:
Spectrum Pharmaceuticals	$751	$-

For the year ended December 31, 2008, we had sales to 2 major customers, each of which accounted for 10% or more of revenues. Total sales to these customers for the year ended December 31, 2008 and the balance of their accounts receivable at December 31, 2008 were as follows:

In thousands of dollars:

	Sales - Year Ended	Accounts Receivable at
Customer	December 31, 2008	December 31, 2008
P&ES Division
Office of Naval Research	$2,493	$301

Performance Materials & Life Sciences
Eli Lilly	$623	$-

Revenues for the years ended December 31, 2010, 2009 and 2008 by geographic area were as follows:

In thousands of dollars:

Geographic information (a):	2010	2009	2008

United States	$7,382	$3,843	$5,261
Canada	-	2	245
Other foreign countries	448	526	220
Total	$7,830	$4,371	$5,726

(a) Revenues are attributed to countries based on location of customer.

All assets are held within the United States with the exception of a Canadian cash account having a balance of $21,000 and $39,000 in raw material inventory located in South Korea at our cell contract manufacturers.